Non-Controlling Interests - Summary of Information About Subsidiaries with Non-controlling Interests and Non-controlling Interest Balances (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Total fair value	$ 175
Inversiones Mineras S A [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	13.50%
Retained earnings [member]
Disclosure of subsidiaries [line items]
Purchase of non-controlling interests	$ (159)	$ (63)
Non-controlling interests [member]
Disclosure of subsidiaries [line items]
Purchase of non-controlling interests	$ (16)